Leases	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Leases
Note 12 - Leases
Polestar Group as Lessee
As a lessee, Polestar Group primarily leases buildings and manufacturing production equipment. The Group also has short-term and low value leases related to the leasing of temporary spaces and small IT equipment, respectively. The lease term for land and buildings is generally 2-15 years, with the exception of one long term land lease with a term of 50 years. The lease term for machinery and equipment is generally 2-6 years.
The following table depicts the changes in the Group’s right-of-use assets, which are included within Property, plant, and equipment:

	Buildings and land	Machinery and equipment	Total
Acquisition cost
Balance as of January 1, 2022	45,113	51,144	96,257
Additions	42,449	1,065	43,514
Cancellations - (Restated)	—	(309)	(309)
Reclassification to Assets held for sale	(4,975)	—	(4,975)
Effect of foreign currency exchange rate differences	(4,399)	(4,817)	(9,216)
Balance as of December 31, 2022 - (Restated)	$78,188	$47,083	$125,271
Additions	49,807	4,762	54,569
Cancellations - (Restated)	(7,958)	(715)	(8,673)
Effect of foreign currency exchange rate differences	2,576	(1,298)	1,278
Balance as of December 31, 2023 - (Restated)	$122,613	$49,832	$172,445

Accumulated depreciation
Balance as of January 1, 2022	(10,159)	(6,999)	(17,158)
Depreciation expense - (Restated)	(12,389)	(492)	(12,881)
Depreciation expense capitalized to inventory - (Restated)	—	(5,765)	(5,765)
Depreciation expense employee benefits - (Restated)	—	(580)	(580)

Cancellations - (Restated)	—	152	152
Reclassification to Assets held for sale	430	92	522
Effect of foreign currency exchange rate differences	3,184	1,816	5,000
Balance as of December 31, 2022 - (Restated)	$(18,934)	$(11,776)	$(30,710)
Depreciation expense - (Restated)	(19,110)	(1,656)	(20,766)
Depreciation expense capitalized to inventory - (Restated)	—	(5,682)	(5,682)
Depreciation expense employee benefits - (Restated)	—	(1,635)	(1,635)
Cancellations - (Restated)	4,318	449	4,767
Impairment loss - (Restated)	—	(19,361)	(19,361)
Effect of foreign currency exchange rate differences	(565)	509	(56)
Balance as of December 31, 2023 - (Restated)	$(34,291)	$(39,152)	$(73,443)

Carrying amount as of December 31, 2022 - (Restated)	$59,254	$35,307	$94,561
Carrying amount as of December 31, 2023 - (Restated)	$88,322	$10,680	$99,002
Amounts related to leases recognized in the Consolidated Statement of Loss and Comprehensive Loss are as follows:

	For the year ended December 31,
	2023	2022	2021
Income from sub-leasing right-of-use assets	1,729	1,415	—
Expense relating to short-term leases	(888)	(1,598)	(1,300)
Expense relating to lease of low value assets	(5)	—	—
Interest expense on leases	(5,008)	(6,201)	(2,377)
Effect of foreign currency exchange rate differences	—	—	(39)
The current and non-current portion of the Group´s lease liabilities are as follows:

	As of December 31,
	2023	2022
Current lease liability	19,547	11,935
Current lease liabilities - related parties	10,628	9,928
Non-current lease liability	54,439	31,326
Non-current lease liabilities - related parties	42,634	43,643
Total	$127,248	$96,832
Expected future lease payments to be made to satisfy the Group´s lease liabilities are as follow:

	As of December 31,
	(Restated)	(Restated)
	2023	2022
Within 1 year	32,685	30,642
Between 1 and 2 years	33,275	27,147
Between 2 and 3 years	28,033	19,800
Between 3 and 4 years	18,634	16,985
Between 4 and 5 years	11,463	5,987
Later than 5 years	15,458	29,613
Total	$139,548	$130,174
For the years ended December 31, 2023, 2022 and 2021, total cash outflows related to leases, inclusive of interest paid, amounted to $26,924, $25,649 and $11,290, respectively.
Polestar Group as lessor
As a lessor, revenue recognized from operating leases are as follows:

	For the year ended December 31,
	2023	2022	2021
Vehicle leasing revenue	17,421	16,719	6,217
For the majority of the Group’s operating lease contracts as a lessor, vehicles are paid for upfront by the customer at contract inception and repurchased by Polestar at the end of the lease term. The following table depicts the changes in the Group’s Vehicles under operating leases:

Vehicles under operating leases
Acquisition cost
Balance at January 1, 2022	122,258
Reclassification from inventories	52,686
Reclassification to inventories	(58,650)
Effect of foreign currency exchange rate differences	(2,680)
Balance as of December 31, 2022	$113,614
Reclassification from inventories	47,438
Reclassification from PPE	56,899
Reclassification to inventories	(82,222)
Effect of foreign currency exchange rate differences	5,719
Balance as of December 31, 2023	$141,448

Accumulated depreciation & impairment
Balance at January 1, 2022	(4,822)
Depreciation expense	(17,198)
Reclassification to inventories	4,743
Effect of foreign currency exchange rate differences	849
Balance at December 31, 2022	$(16,428)
Depreciation expense	(6,773)
Impairment loss - (Restated)	(48,754)
Reclassification to inventories	12,476
Reclassification from PPE	(9,873)
Effect of foreign currency exchange rate differences	(1,873)
Balance as of December 31, 2023 - (Restated)	$(71,225)

Carrying amount as of December 31, 2022	$97,186
Carrying amount as of December 31, 2023 - (Restated)	$70,223